Senior Debentures and Innovative Capital Instruments - Senior Debentures (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 6,178	$ 6,676
Fair value of borrowings outstanding	5,888	6,106
Senior Debentures
Disclosure of detailed information about borrowings [line items]
Fair value of borrowings outstanding	$ 220	215
Sun Life Assurance Series B Senior Debentures Issued June 25, 2002
Disclosure of detailed information about borrowings [line items]
Interest rate	7.093%
Borrowings outstanding	$ 200	$ 200
Government of Canada Bond Yield | Sun Life Assurance Series B Senior Debentures Issued June 25, 2002
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.32%